SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES

Translation of amounts from S$ into $ has been made at the following exchange rates for the six months ended June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023

Year-end $:S$ exchange rate	1.3509	1.3520

Translation of amounts from S$ into US$ has been made at the following exchange rates for the financial years ended December 31, 2023, 2022 and 2021:

	December 31, 2023	December 31, 2022	December 31, 2021

Year-end S$:US$ exchange rate	1.3314	1.3722	1.3517

SCHEDULE OF PROPERTY AND EQUIPMENT EXPECTED USEFUL LIFE

Expected useful life

Leasehold building	Over the remaining lease term
Leasehold improvement	Over the remaining lease term
Plant and machineries	10 years
Motor vehicles	5 years
Office equipment, and furniture and fittings	3 to 10 years

Expected useful life
Leasehold building	Over the remaining lease term
Leasehold improvement	Over the remaining lease term
Plant and machineries	10 years
Motor vehicles	5 years
Office equipment, and furniture and fittings	3 to 10 years